Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure representing major components of tax expense income [line items]
Investment tax credits	$ 812,100,000
Deferred tax	(153,448,000)	$ (159,626,000)
Investment tax credits [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax	$ 0